PAYMENTS MADE UNDER PROTEST (Tables)	12 Months Ended
Jun. 30, 2021
Payments made under protest [abstract]
Payments made under protest
Amounts in R million Note 2021 2020
Balance at the beginning of the year 35.0 27.6
Payments made under protest 8.1 10.6
Discount on initial payment made under protest 7 (7.4) (7.1)
Unwinding 6 4.8 3.9
Balance at the end of the year 40.5 35.0